Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Property and Equipment

Note 6. Property and Equipment

The Company’s property and equipment are primarily located at the Company’s leased facilities in Hoboken, NJ and Tempe, AZ and consist of (in thousands):

	September 30, 2024	December 31, 2023
Computer and lab equipment	$5,899	$2,999
Network equipment	29	29
Furniture and fixtures	32	32
Software	77	49
Leasehold improvements	275	33
Total cost of property and equipment	6,312	3,142
Accumulated depreciation	(486)	(272)
Property and equipment, net	$5,826	$2,870

The Company recorded depreciation expense of $75 thousand and $76 thousand during the three months ended September 30, 2024 and 2023, respectively, and $214 thousand and $203 thousand during the nine months ended September 30, 2024 and 2023, respectively, using useful lives of the Company’s long-lived assets as follows:

Estimated Useful Life (Years)
Computer and laboratory equipment	5
Network equipment	4
Furniture and fixtures	7
Software	3
Leasehold improvements	Lessor of lease term or 5

Maintenance and repairs are charged to operations when incurred. When property and equipment are sold or otherwise disposed, the asset account and related accumulated depreciation and amortization accounts are relieved, and any gain or loss is included in other income or expense.

Note 7 – Property and Equipment

The Company’s property and equipment are primarily located at the Company’s leased facilities in Hoboken, NJ and Tempe, AZ and consist of (in thousands):

	December 31,
Classification	2023	2022
Computer and lab equipment	$2,999	$985
Network equipment	29	12
Furniture and fixtures	32	28
Software	49	19
Leasehold improvements	33	3
Total cost of property and equipment	3,142	1,046
Accumulated depreciation	272	71
Property and equipment, net	$2,870	$975

The Company recorded depreciation expense of $203 thousand and $52 thousand during the years ended December 31, 2023 and 2022, respectively, using useful lives of the Company’s long-lived assets are as follows:

Estimated Useful Life (Years)
Computer and laboratory equipment	5
Network equipment	4
Furniture and fixtures	7
Software	3
Leasehold improvements	Lessor of lease term or 5

Maintenance and repairs are charged to operations when incurred. When property and equipment are sold or otherwise disposed, the asset account and related accumulated depreciation and amortization accounts are relieved, and any gain or loss is included in other income or expense.